Revenue from services provided - Summary of Disaggregation of revenue by Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	$ 226,709	$ 201,517	$ 157,620
Subscription cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer including assessed tax	239,793	208,777	162,132
Revenue from contract with customer assessed tax	(22,087)	(18,475)	(13,657)
Total revenue	217,706	190,302	148,475
Services cost [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contract with customer including assessed tax	9,541	11,762	9,799
Revenue from contract with customer assessed tax	(538)	(547)	(654)
Total revenue	$ 9,003	$ 11,215	$ 9,145